Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Cash and cash equivalents	283,530	947,586
Restricted cash	—	200
Accounts receivable, net	221,848	63,482
Prepaid expense and other assets	1,730,359	1,001,666
Long-term investments	—	—
Property and equipment, net	8,191	—
Operating lease right-of-use assets	132,080	49,446
Other non-current assets	98,551	—
Total Assets	2,474,559	2,062,380
LIABILITIES
Accounts payable	1,582,409	769,037
Accrued salary and benefits	152,145	49,609
Accrued expenses and other current liabilities	767,641	416,983
Deferred revenue	48,636	9,013
Operating lease liabilities, current	88,403	45,492
Operating lease liabilities, non-current	46,171	—
Total Liabilities	2,685,405	1,290,134

	For the years ended
	December 31,
	2022	2023	2024
	US$	US$	US$
Net revenues	31,296,937	5,752,574	1,865,207
Income (loss) from operations	17,304,119	93,144	417,363
Net income (loss)	17,177,101	59,026	417,850
Net cash (used in) provided by operating activities	(13,423,567)	(2,990,648)	(3,549,178)
Net cash provided by (used in) investing activities	43,397	273,659	—
Net cash provided by (used in) financing activities	6,436,801	(1,948,205)	2,727,532

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue:
In-app purchase revenues	4,110,704	6,470,995	19,510,797
Advertising revenue	76,545,411	22,822,094	8,760,291
Other revenues	3,270,499	2,683,179	2,047,728
Total	83,926,614	31,976,268	30,318,816

Schedule of revenues generated by geographic location of customers' headquarters

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	48,480,865	11,656,321	3,171,639
USA	25,598,517	17,373,071	26,038,523
Others	9,847,232	2,946,876	1,108,654
Total	83,926,614	31,976,268	30,318,816

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2023	4,949,244	175,375
(Decrease) increase, net	(2,614,637)	468,622
Ending Balance as of December 31, 2023	2,334,607	643,997
(Decrease) increase, net	525,930	358,582
Ending Balance as of December 31, 2024	2,860,537	1,002,579

Schedule of maturities of lease liabilities

As of December 31,
2024
US$
2025	164,969
Total lease payment	164,969
Less: imputed interest	(2,380)
Total lease liability balance	162,589
Less: Operating lease liabilities, current	(162,589)
Long-term operating lease liabilities	—

Schedule of future minimum lease payments under non-cancelable operating lease agreements based on ASC 840

As of December 31,
2024
US$
2025	183,926
Total lease commitment	183,926

Schedule of concentration risk

	For the years ended
	December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Company A	20,179,468	24.04%	*	*	*	*
Company B	8,940,784	10.65%	*	*	*	*
Company C	12,980,235	15.47%	4,862,217	15.21%	*	*
Company D	*	*	4,453,331	13.93%	12,626,521	41.65%
Company E	*	*	3,628,882	11.35%	*	*
Company F	*	*	*	*	6,801,056	22.43%

*   Less than 10%.

	As of December 31,
	2023		2024
	US$	%	US$	%
Company D	737,087	31.57%	1,311,926	45.86%
Company F	*	*	393,620	13.76%
Company G	*	*	307,987	10.77%

*   Less than 10%.

	For the years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Company C	18,184,318	40.98%	8,345,027	47.21%	4,993,977	33.17%
Company H	7,365,582	16.60%	2,098,906	11.88%	*	*
Company I	*	*	3,349,826	18.95%	8,497,678	56.44%

*   Less than 10%.

	As of December 31,
	2023		2024
	US$	%	US$	%
Company C	587,044	13.27%	859,102	24.83%
Company H	506,145	11.44%	*	*
Company I	1,254,904	28.36%	1,370,430	39.60%
Company J	*	*	390,553	11.29%

*   Less than 10%.